Schedule of Key Valuation Inputs (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025 $ / shares	[1],[2],[3]	Dec. 31, 2024 $ / shares	[4],[5]
CD1 Note One [Member]
Short-Term Debt [Line Items]
Valuation date	Dec. 31, 2024		Dec. 31, 2023
Maturity date	Mar. 31, 2028		Mar. 31, 2026
Share price	$ 0.113		$ 0.098
CD2 Note One [Member]
Short-Term Debt [Line Items]
Valuation date	Dec. 31, 2024		Dec. 31, 2023
Maturity date	Mar. 31, 2029		Mar. 31, 2026
Share price	$ 0.113		$ 0.098
CD1 Note Two [Member]
Short-Term Debt [Line Items]
Valuation date	Mar. 31, 2025		Dec. 31, 2024
Maturity date	Mar. 31, 2028		Mar. 31, 2028
Share price	$ 0.102		$ 0.113
CD2 Note Two [Member]
Short-Term Debt [Line Items]
Valuation date	Mar. 31, 2025		Dec. 31, 2024
Maturity date	Mar. 31, 2029		Mar. 31, 2029
Share price	$ 0.102		$ 0.113
Measurement Input Contractual Interest Rate [Member] | CD1 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture	7.50		7.50	[6]
Measurement Input Contractual Interest Rate [Member] | CD2 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture	10.50		10.50	[6]
Measurement Input Contractual Interest Rate [Member] | CD1 Note Two [Member]
Short-Term Debt [Line Items]
Convertible Debenture	7.50		7.50	[6]
Measurement Input Contractual Interest Rate [Member] | CD2 Note Two [Member]
Short-Term Debt [Line Items]
Convertible Debenture	10.50		10.50	[6]
Measurement Input, Option Volatility [Member] | CD1 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture	105		115	[6]
Measurement Input, Option Volatility [Member] | CD2 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture	105		115	[6]
Measurement Input, Option Volatility [Member] | CD1 Note Two [Member]
Short-Term Debt [Line Items]
Convertible Debenture	100		105	[6]
Measurement Input, Option Volatility [Member] | CD2 Note Two [Member]
Short-Term Debt [Line Items]
Convertible Debenture	100		105	[6]
Measurement Input, Credit Spread [Member] | CD1 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture	4.72		8.41	[6]
Measurement Input, Credit Spread [Member] | CD2 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture	5.03		8.41	[6]
Measurement Input, Credit Spread [Member] | CD1 Note Two [Member]
Short-Term Debt [Line Items]
Convertible Debenture	6.88		4.72	[6]
Measurement Input, Credit Spread [Member] | CD2 Note Two [Member]
Short-Term Debt [Line Items]
Convertible Debenture	7.06		5.03	[6]
Measurement Input, Risk Free Interest Rate [Member] | CD1 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture	4.28		4.18	[6]
Measurement Input, Risk Free Interest Rate [Member] | CD2 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture	4.34		4.18	[6]
Measurement Input, Risk Free Interest Rate [Member] | CD1 Note Two [Member]
Short-Term Debt [Line Items]
Convertible Debenture	3.89		4.28	[6]
Measurement Input, Risk Free Interest Rate [Member] | CD2 Note Two [Member]
Short-Term Debt [Line Items]
Convertible Debenture	3.93		4.34	[6]
Measurement Input Risk Adjusted Rate [Member] | CD1 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture	15.45		18.89	[6]
Measurement Input Risk Adjusted Rate [Member] | CD2 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture	17.89		20.79	[6]
Measurement Input Risk Adjusted Rate [Member] | CD1 Note Two [Member]
Short-Term Debt [Line Items]
Convertible Debenture	16.06		15.45	[6]
Measurement Input Risk Adjusted Rate [Member] | CD2 Note Two [Member]
Short-Term Debt [Line Items]
Convertible Debenture	18.16		17.89	[6]

[1]	CD1 carries an instrument-specific spread of 7.23%, CD2 carries an instrument-specific spread of 9.32%.
[2]	The CD1 carried a Discount for Lack of Marketability (“DLOM”) of 5.0% as of the issuance date. The CD2 carried a DLOM of 10.0% as of the issuance date.
[3]	The conversion price of the CD1 is $0.209 and CD2 is $0.202 as of March 31, 2025. The conversion price of the CD1 is $0.208 and CD2 is $0.202 as of December 31, 2024.
[4]	CD1 carries an instrument-specific spread of 7.23%, CD2 carries an instrument-specific spread of 9.32%
[5]	The conversion price of the CD1 is $0.208 and CD2 is $0.202 as of December 31, 2024. The conversion price of the CD1 is $0.227 and CD2 is $0.219 as of December 31, 2023.
[6]	The CD1 carried a Discount for Lack of Marketability (“DLOM”) of 5.0% as of the issuance date. The CD2 carried a DLOM of 10.0% as of the issuance date.